General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2018
General [Line Items]
Cash, cash equivalents, short-term deposits and restricted deposits	$ 76,903
Net loss	(42,627)	$ (31,750)	$ (29,157)
Cash flows from operating activities	(26,681)	(19,783)	$ (17,958)
Accumulated deficit	$ (190,136)	$ (147,509)
ATM KK [Member]
General [Line Items]
Ownership percentage				100.00%